Segment and Geographic Information (AIC) - Schedule of Revenue by Geographic Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue by Geographic Region [Line Items]
Total revenue	$ 208,200	$ 203,825	$ 219,786
Long-lived assets	86,666	78,276
U S [Member]
Schedule of Revenue by Geographic Region [Line Items]
Total revenue	122,277	115,034	123,550
Long-lived assets	17,538	13,340
EMEA [Member]
Schedule of Revenue by Geographic Region [Line Items]
Total revenue	51,642	50,089	60,706
Long-lived assets	19,076	14,937
Asia Pacific [Member]
Schedule of Revenue by Geographic Region [Line Items]
Total revenue	22,156	21,509	22,006
Long-lived assets	724	298
Other [Member]
Schedule of Revenue by Geographic Region [Line Items]
Total revenue	12,125	17,193	13,524
Israel [Member]
Schedule of Revenue by Geographic Region [Line Items]
Total revenue	363	362	$ 386
Long-lived assets	$ 49,328	$ 49,701